Accounts and Other Receivables (Details) - USD ($) $ in Millions	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Receivables [Abstract]
Trade receivable	$ 175	$ 283	$ 330
Other accounts receivable	22	9	16
Total accounts and other receivables, net	$ 197	$ 292	$ 346